Change in Accounting Treatment (Details) - Schedule of accounting treatment on the balance sheet - TINGO, INC. [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Goodwill	$ (3,694,107,417)	$ (3,694,107,417)	$ (3,694,107,417)
Capitalized Acquisition Costs		(111,360,000)	(111,360,000)
Additional Paid in Capital	$ 4,170,398,451	4,170,398,451	4,170,398,451
Accumulated Surplus		$ (397,390,240)	$ (397,390,240)